UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-207340-07

Central Index Key Number of the issuing entity: 0001721905

UBS Commercial Mortgage Trust 2017-C6

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-207340

Central Index Key Number of the depositor: 0001532799

UBS Commercial Mortgage Securitization Corp.

(Exact name of depositor as specified in its charter)

UBS AG
(Central Index Key Number 0001685185)

Rialto Mortgage Finance, LLC
(Central Index Key Number 0001592182)

Ladder Capital Finance LLC
(Central Index Key Number 0001541468)

Cantor Commercial Real Estate Lending, L.P.
(Central Index Key Number 0001558761)

KeyBank National Association

(Central Index Key Number 0001089877)

Natixis Real Estate Capital LLC
(Central Index Key Number 0001542256)

Nicholas Galeone, (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “November 27 Form ABS-EE”), filed with the Securities and Exchange Commission on November 27, 2017, with respect to UBS Commercial Mortgage Trust 2017-C6, Commercial Mortgage Pass-Through Certificates, Series 2017-C6. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the November 27 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

UBS Commercial Mortgage Securitization Corp. (Depositor)

Date: December 13, 2017	/s/ Henry Chung
By: Henry Chung, Managing Director

/s/ Racquel A.C. Small
By: Racquel A.C. Small, Executive Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document